Cover	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 04, 2024
Entity Registrant Name	IZEA WORLDWIDE, INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	37-1530765
Entity File Number	001-37703
Entity Address, Postal Zip Code	32804
Entity Address, State or Province	FL
Entity Address, Address Line One	1317 Edgewater Dr #1880
Entity Address, City or Town	Orlando
City Area Code	407
Local Phone Number	674-6911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IZEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001495231
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Apr. 04, 2024